Income Taxes (Details) - Schedule of reconciliation of statutory income tax rate - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Statutory Income Tax Rate Abstract
Income (loss) before income taxes		$ (30,188)	$ 233,402	$ 240,467
Multiplied by the statutory income tax rates		26.44%	26.46%	26.46%
Tax expenses income at applicable tax rate		$ (7,982)	$ 61,758	$ 63,628
Income tax recorded at rates different from the Canadian tax rate		(11,774)	(38,060)	(22,875)
Permanent differences	[1]	33,818	16,168	1,748
Effect on deferred tax balances due to changes in income tax rates		1,870		(885)
Effect of temporary differences not recognized as deferred tax assets		32,654	44,591	(43,941)
Taxes related to prior periods		2,072	(4,769)	(1,467)
Impact of foreign exchange	[1]	(731)	(1,232)	(128)
Other	[1]	2	(79)	(433)
Tax expense (recovery)		$ 49,929	$ 78,377	$ (4,353)
Effective income tax rate		(165.40%)	33.58%	(1.81%)

[1]	Certain comparative figures have been reclassified to conform to the current year presentation.